Income Taxes - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Income (Loss) before income taxes	$ 1,084	$ 1,532	$ (176)
Tax at Enacted Statutory Rate	0	0	0
Foreign tax rate differential	(65)	(98)	(75)
Adjustments in respect to current income tax of previous years	(1)	(5)	(1)
Government grants exempt from tax	7	7	5
Deductible expense for tax purpose	(2)	0	(1)
Impact of unrecognized deferred tax assets	(20)	57	9
Non-deductible expenses for tax purposes	0	(21)	(4)
Effects of foreign exchange gains (loss)	10	(14)	(22)
Impact of change in liability for uncertain tax positions	3	1	7
Withholding Tax	0	(11)	0
Other effects	2	(2)	4
Income tax (expense) benefit	$ (66)	$ (86)	$ (78)
Effective income tax rate	(6.10%)	(5.60%)	44.30%